Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	NEWHYDROGEN, INC.
Entity Central Index Key	0001371128
Entity Tax Identification Number	20-4754291
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	27936 Vista Canyon Blvd.
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	661
Local Phone Number	251-0001
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	NewHydrogen, Inc.
Entity Address, Address Line Two	27936 Vista Canyon Blvd.
Entity Address, Address Line Three	Suite 202
Entity Address, City or Town	Santa Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	661
Local Phone Number	251-0001
Contact Personnel Name	Steven Hill